DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue - Before IFRS 9 impairment adjustments [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Medium-term notes issued	£ 37,490	£ 29,418
Covered bonds (note 30)	28,194	26,132
Certificates of deposit issued	12,020	9,999
Securitisation notes (note 30)	5,426	3,660
Commercial paper	8,038	3,241
Total debt securities in issue	£ 91,168	£ 72,450